Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components Of Earnings From Continuing Operations Before Income Taxes	The components of earnings from continuing operations before income taxes are as follows:

	Year Ended December 31
	2013	2012	2011
Domestic	$111.2	$179.2	$124.4
Foreign	126.4	108.3	110.0
	$237.6	$287.5	$234.4

Income Tax Expense From Continuing Operations
Income tax expense from continuing operations is comprised of the following components:

	Year Ended December 31
	2013	2012	2011
Current
Federal	$59.8	$45.8	$29.7
State and local	5.9	4.0	3.5
Foreign	24.2	22.1	21.9
	89.9	71.9	55.1
Deferred
Federal	(26.4)	9.3	8.8
State and local	(1.8)	(.5)	1.6
Foreign	(10.4)	(25.0)	(4.0)
	(38.6)	(16.2)	6.4
	$51.3	$55.7	$61.5

Schedule Of Income Tax Expense From Continuing Operations Percentage
Income tax expense from continuing operations, as a percentage of earnings before income taxes, differs from the statutory federal income tax rate as follows:

	Year Ended December 31
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increases (decreases) in rate resulting from:
State taxes, net of federal benefit	1.4	1.2	.8
Tax effect of foreign operations	(8.6)	(5.8)	(4.8)
Deferred tax on undistributed foreign earnings	(.5)	3.7	—
Change in valuation allowance	(1.4)	(12.7)	(1.0)
Change in uncertain tax positions, net	(1.1)	.6	(1.7)
Production activities deduction	(2.0)	(1.2)	(1.0)
Other permanent differences, net	(.6)	(.3)	(.8)
Other, net	(.6)	(1.1)	(.2)
Effective tax rate	21.6%	19.4%	26.3%

Reconciliation Of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of our gross unrecognized tax benefits for the periods presented is as follows:

	2013	2012	2011
Gross unrecognized tax benefits, January 1	$26.6	$25.7	$34.1
Gross increases—tax positions in prior periods	4.5	4.8	1.2
Gross decreases—tax positions in prior periods	(1.5)	(2.3)	(5.2)
Gross increases—current period tax positions	1.0	1.1	3.0
Change due to exchange rate fluctuations	(.4)	.3	(.3)
Settlements	(2.8)	(1.7)	(5.5)
Lapse of statute of limitations	(3.0)	(1.3)	(1.6)
Gross unrecognized tax benefits, December 31	$24.4	$26.6	$25.7
Interest	7.6	8.0	8.1
Penalties	.9	.9	1.0
Total gross unrecognized tax benefits, December 31	$32.9	$35.5	$34.8

Deferred Tax Assets Or Liabilities
Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. The major temporary differences and their associated deferred tax assets or liabilities are as follows:

	December 31
	2013		2012
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$13.5	$(60.0)	$12.6	$(61.1)
Inventories	1.6	(16.4)	1.9	(18.8)
Accrued expenses	89.7	(.8)	89.6	(.1)
Net operating loss and tax credit carryforwards	64.6	—	66.4	—
Pension cost and other post-retirement benefits	16.0	(.9)	29.7	(.8)
Intangible assets	2.3	(108.5)	2.9	(118.7)
Derivative financial instruments	14.2	(1.7)	15.7	(1.7)
Subsidiary stock basis	—	—	6.0	—
Uncertain tax positions	11.2	—	12.1	—
Other	11.1	(16.4)	7.3	(18.7)
Gross deferred tax assets (liabilities)	224.2	(204.7)	244.2	(219.9)
Valuation allowance	(25.4)	—	(32.2)	—
Total deferred taxes	$198.8	$(204.7)	$212.0	$(219.9)
Net deferred tax (liability)		$(5.9)		$(7.9)

Deferred Tax Assets And (Liabilities) Included In Consolidated Balance Sheets
Deferred tax assets (liabilities) included in the consolidated balance sheets are as follows:

	December 31
	2013	2012
Other current assets	$12.1	$12.8
Sundry	46.9	50.2
Other current liabilities	(1.6)	(1.3)
Deferred income taxes	(63.3)	(69.6)
Net deferred tax liability	$(5.9)	$(7.9)